Income Taxes (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Operating loss carryforwards	$ 8,617,000
Tax expiration description	expire in various years through 2037
Valuation allowance	$ 2,929,900	$ 3,767,996